Quarterly Holdings Report
for
Fidelity® Enduring Opportunities Fund
July 31, 2022
IDF-NPRT3-0922
1.9896224.102
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.2%
Elisa Corp. (A Shares)	498	27,505
Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	569	53,480
Netflix, Inc. (a)	205	46,105
Sea Ltd. ADR (a)	352	26,865
The Walt Disney Co. (a)	711	75,437
Universal Music Group NV	1,232	27,888
		229,775
Interactive Media & Services - 5.5%
Adevinta ASA Class B (a)	3,098	23,303
Alphabet, Inc.:
Class A (a)	1,903	221,357
Class C (a)	1,864	217,417
Hemnet Group AB	1,471	22,234
Kakao Corp.	449	25,831
Match Group, Inc. (a)	450	32,990
Meta Platforms, Inc. Class A (a)	780	124,098
NAVER Corp.	114	22,719
Rightmove PLC	2,609	20,397
Tencent Holdings Ltd.	2,010	77,684
Yandex NV Series A (a)(b)	472	1,619
Z Holdings Corp.	6,321	22,340
		811,989
Media - 1.0%
Cable One, Inc.	24	33,040
Liberty Media Corp. Liberty Media Class A (a)	846	52,444
S4 Capital PLC (a)	4,022	6,196
Schibsted ASA (A Shares)	1,161	21,730
The New York Times Co. Class A	984	31,439
		144,849
TOTAL COMMUNICATION SERVICES		1,214,118
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.6%
Aptiv PLC (a)	433	45,417
DENSO Corp.	604	33,036
		78,453
Automobiles - 2.6%
Ferrari NV (Italy)	170	35,827
Maruti Suzuki India Ltd.	352	39,126
Tesla, Inc. (a)	259	230,886
Toyota Motor Corp.	4,652	75,507
		381,346
Hotels, Restaurants & Leisure - 3.6%
Airbnb, Inc. Class A (a)	330	36,623
Chipotle Mexican Grill, Inc. (a)	37	57,876
Churchill Downs, Inc.	261	54,758
Compass Group PLC	2,028	47,529
Domino's Pizza, Inc.	118	46,269
Evolution AB (c)	222	21,374
Hilton Worldwide Holdings, Inc.	467	59,809
Jubilant Foodworks Ltd.	3,060	21,338
Oriental Land Co. Ltd.	227	34,465
Restaurant Brands Asia Ltd. (a)	14,645	22,242
Vail Resorts, Inc.	160	37,941
Wingstop, Inc.	309	38,990
Yum! Brands, Inc.	420	51,467
		530,681
Household Durables - 0.6%
Berkeley Group Holdings PLC	481	24,825
Maytronics Ltd.	1,407	18,213
NVR, Inc. (a)	11	48,324
		91,362
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	2,605	351,545
Doordash, Inc. (a)	304	21,204
Meituan Class B (a)(c)	2,380	53,391
MercadoLibre, Inc. (a)	35	28,480
Prosus NV	535	34,765
Wayfair LLC Class A (a)	305	16,443
Zomato Ltd. (a)	17,301	10,272
		516,100
Leisure Products - 0.4%
Roland Corp.	774	25,084
SHIMANO, Inc.	154	25,725
		50,809
Multiline Retail - 1.0%
B&M European Value Retail SA	4,912	25,381
Dollarama, Inc.	716	43,394
Next PLC	328	27,186
Target Corp.	315	51,465
		147,426
Specialty Retail - 3.9%
Carvana Co. Class A (a)	461	13,438
Fast Retailing Co. Ltd.	55	33,308
Five Below, Inc. (a)	285	36,215
Floor & Decor Holdings, Inc. Class A (a)	525	42,299
JD Sports Fashion PLC	12,090	19,074
Lowe's Companies, Inc.	413	79,102
National Vision Holdings, Inc. (a)	871	25,381
Nitori Holdings Co. Ltd.	223	23,593
The Home Depot, Inc.	443	133,316
TJX Companies, Inc.	826	50,518
Ulta Beauty, Inc. (a)	133	51,725
Warby Parker, Inc. (a)	935	11,585
WH Smith PLC (a)	1,394	24,505
Workman Co. Ltd.	394	18,929
		562,988
Textiles, Apparel & Luxury Goods - 2.4%
adidas AG	122	21,105
Hermes International SCA	29	39,539
lululemon athletica, Inc. (a)	192	59,618
LVMH Moet Hennessy Louis Vuitton SE	113	78,462
Moncler SpA	664	33,029
NIKE, Inc. Class B	654	75,158
PVH Corp.	419	25,944
Shenzhou International Group Holdings Ltd.	1,932	20,321
		353,176
TOTAL CONSUMER DISCRETIONARY		2,712,341
CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Ambev SA	11,452	33,045
China Resources Beer Holdings Co. Ltd.	4,060	28,032
Davide Campari Milano NV	3,020	33,397
Kweichow Moutai Co. Ltd. (A Shares)	135	37,997
Monster Beverage Corp. (a)	538	53,596
Pernod Ricard SA	202	39,536
		225,603
Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	953	42,576
Avenue Supermarts Ltd. (a)(c)	561	30,140
Casey's General Stores, Inc.	225	45,596
Clicks Group Ltd.	1,866	31,415
Cosmos Pharmaceutical Corp.	183	19,675
Costco Wholesale Corp.	222	120,169
Ocado Group PLC (a)	1,349	13,790
Wal-Mart de Mexico SA de CV Series V	11,460	41,510
Walmart, Inc.	773	102,075
Welcia Holdings Co. Ltd.	941	21,017
		467,963
Food Products - 0.9%
Barry Callebaut AG	13	28,736
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	2,631	32,295
Freshpet, Inc. (a)	593	31,690
McCormick & Co., Inc. (non-vtg.)	503	43,937
		136,658
Household Products - 0.2%
Unicharm Corp.	778	28,181
Personal Products - 0.7%
Hindustan Unilever Ltd.	1,044	34,837
L'Oreal SA	133	50,282
Shiseido Co. Ltd.	568	23,364
		108,483
TOTAL CONSUMER STAPLES		966,888
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy, Inc.	360	53,849
Hess Corp.	839	94,362
Parkland Corp.	919	25,786
PrairieSky Royalty Ltd.	3,064	44,959
Reliance Industries Ltd.	1,754	55,722
		274,678
FINANCIALS - 10.2%
Banks - 3.6%
Bank of America Corp.	3,162	106,907
Credicorp Ltd. (United States)	317	41,020
FinecoBank SpA	1,828	22,588
First Republic Bank	321	52,230
JPMorgan Chase & Co.	1,178	135,894
KBC Group NV	484	25,350
PNC Financial Services Group, Inc.	346	57,415
PT Bank Central Asia Tbk	84,790	42,163
SVB Financial Group (a)	110	44,391
		527,958
Capital Markets - 4.2%
Avanza Bank Holding AB	836	16,050
Banca Generali SpA	703	20,334
Bolsa Mexicana de Valores S.A.B. de CV	14,823	27,587
Brookfield Asset Management, Inc. (Canada) Class A	975	48,379
Charles Schwab Corp.	1,071	73,953
CME Group, Inc.	286	57,051
Houlihan Lokey	519	43,887
HUB24 Ltd.	1,366	23,598
Moody's Corp.	166	51,502
Morningstar, Inc.	181	46,218
MSCI, Inc.	114	54,873
Netwealth Group Ltd.	2,295	20,850
Partners Group Holding AG	21	22,790
S&P Global, Inc.	150	56,540
St. James's Place PLC	1,572	23,499
VZ Holding AG	289	23,561
		610,672
Consumer Finance - 0.2%
Bajaj Finance Ltd.	386	35,289
Insurance - 2.2%
Arthur J. Gallagher & Co.	376	67,300
Assurant, Inc.	294	51,679
Chubb Ltd.	397	74,890
Hannover Reuck SE	166	23,464
Lifenet Insurance Co. (a)	5,594	34,614
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	12,768	14,133
Qualitas Controladora S.A.B. de CV	5,626	23,740
Steadfast Group Ltd.	6,972	26,138
		315,958
TOTAL FINANCIALS		1,489,877
HEALTH CARE - 7.9%
Biotechnology - 0.3%
Abcam PLC (a)	1,392	20,803
Zai Lab Ltd. (a)	5,598	22,856
		43,659
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	95	26,692
Boston Scientific Corp. (a)	1,426	58,537
Coloplast A/S Series B	198	23,174
Fisher & Paykel Healthcare Corp.	1,534	20,514
Hoya Corp.	324	32,462
IDEXX Laboratories, Inc. (a)	104	41,515
Intuitive Surgical, Inc. (a)	233	53,630
Masimo Corp. (a)	336	48,579
ResMed, Inc.	230	55,320
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	575	24,725
Straumann Holding AG	230	31,108
The Cooper Companies, Inc.	133	43,491
		459,747
Health Care Providers & Services - 2.3%
Apollo Hospitals Enterprise Ltd.	490	26,122
Chemed Corp.	100	48,109
Humana, Inc.	138	66,516
UnitedHealth Group, Inc.	360	195,242
		335,989
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	178	39,797
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	690	27,704
Danaher Corp.	313	91,230
Lonza Group AG	53	32,211
Maravai LifeSciences Holdings, Inc. (a)	1,228	32,039
Sartorius Stedim Biotech	75	29,864
Wuxi Biologics (Cayman), Inc. (a)(c)	3,610	34,555
		247,603
Pharmaceuticals - 0.2%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,682	24,533
TOTAL HEALTH CARE		1,151,328
INDUSTRIALS - 14.2%
Aerospace & Defense - 0.7%
INVISIO AB	1,403	22,890
Northrop Grumman Corp.	153	73,272
		96,162
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	595	65,867
Deutsche Post AG	879	35,107
DSV A/S	173	29,151
Expeditors International of Washington, Inc.	450	47,813
ZTO Express, Inc. sponsored ADR	1,084	27,740
		205,678
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	249	18,177
Building Products - 1.4%
Armstrong World Industries, Inc.	539	48,160
ASSA ABLOY AB (B Shares)	1,462	34,541
Belimo Holding AG (Reg.)	59	24,081
Kingspan Group PLC (Ireland)	381	24,540
The AZEK Co., Inc. (a)	2,134	44,131
Trex Co., Inc. (a)	546	35,228
		210,681
Commercial Services & Supplies - 1.3%
Casella Waste Systems, Inc. Class A (a)	617	49,946
Copart, Inc. (a)	406	52,009
GFL Environmental, Inc.	751	20,784
Sunny Friend Environmental Technology Co. Ltd.	4,258	26,164
Waste Connections, Inc. (Canada)	268	35,719
		184,622
Construction & Engineering - 0.1%
Sweco AB (B Shares)	1,814	20,171
Electrical Equipment - 1.3%
AMETEK, Inc.	382	47,177
Eaton Corp. PLC	369	54,756
Generac Holdings, Inc. (a)	132	35,416
Nidec Corp.	393	27,311
Sungrow Power Supply Co. Ltd. (A Shares)	1,581	29,106
		193,766
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	383	73,712
Machinery - 3.0%
Atlas Copco AB (A Shares)	2,676	31,281
Fortive Corp.	760	48,982
Haitian International Holdings Ltd.	9,789	23,494
IDEX Corp.	235	49,056
Indutrade AB	1,137	26,573
Kone OYJ (B Shares)	449	20,520
Minebea Mitsumi, Inc.	1,141	20,524
Misumi Group, Inc.	855	21,271
Rational AG	25	17,337
Schindler Holding AG (participation certificate)	106	20,602
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,926	38,521
SMC Corp.	58	28,585
Spirax-Sarco Engineering PLC	164	23,836
Tocalo Co. Ltd.	1,809	17,395
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,796	47,296
		435,273
Professional Services - 3.0%
BayCurrent Consulting, Inc.	61	19,085
Centre Testing International Group Co. Ltd. (A Shares)	5,000	15,256
CoStar Group, Inc. (a)	705	51,176
Equifax, Inc.	253	52,854
Experian PLC	1,020	35,713
Funai Soken Holdings, Inc.	1,032	18,193
Headhunter Group PLC ADR (b)	622	1,693
Recruit Holdings Co. Ltd.	1,019	38,083
RELX PLC (London Stock Exchange)	1,619	47,938
Sporton International, Inc.	3,788	25,867
Thomson Reuters Corp.	284	31,890
TriNet Group, Inc. (a)	559	46,118
Verisk Analytics, Inc.	270	51,368
		435,234
Road & Rail - 0.6%
Localiza Rent A Car SA	2,503	27,869
Old Dominion Freight Lines, Inc.	208	63,130
		90,999
Trading Companies & Distributors - 0.8%
AddTech AB (B Shares)	1,763	30,013
Ashtead Group PLC	561	31,365
IMCD NV	158	25,159
MonotaRO Co. Ltd.	1,338	23,890
		110,427
TOTAL INDUSTRIALS		2,074,902
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	534	48,306
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	746	57,539
Azbil Corp.	666	20,049
CDW Corp.	303	55,004
Cognex Corp.	707	36,043
Keyence Corp.	99	39,238
Lagercrantz Group AB (B Shares)	2,284	24,835
Murata Manufacturing Co. Ltd.	535	31,250
Sunny Optical Technology Group Co. Ltd.	1,440	19,463
Teledyne Technologies, Inc. (a)	117	45,794
		329,215
IT Services - 3.4%
Adyen BV (a)(c)	16	28,780
Amadeus IT Holding SA Class A (a)	556	32,420
Capgemini SA	200	37,887
Cloudflare, Inc. (a)	472	23,751
Edenred SA	479	24,527
FDM Group Holdings PLC	1,850	20,772
GMO Internet, Inc.	1,207	23,708
Kainos Group PLC	1,105	18,368
Keywords Studios PLC	969	29,666
Maximus, Inc.	597	39,909
Nagarro SE (a)	157	18,293
Reply SpA	149	19,493
SHIFT, Inc. (a)	133	20,903
Shopify, Inc. Class A (a)	410	14,280
Softcat PLC	1,183	20,097
Toast, Inc.	2,571	41,085
Twilio, Inc. Class A (a)	367	31,122
VeriSign, Inc. (a)	259	48,992
		494,053
Semiconductors & Semiconductor Equipment - 4.5%
ASM International NV (Netherlands)	105	31,991
ASML Holding NV (Netherlands)	149	85,639
BE Semiconductor Industries NV	311	16,579
Disco Corp.	118	28,831
eMemory Technology, Inc.	591	23,418
Entegris, Inc.	428	47,037
Lam Research Corp.	117	58,560
Monolithic Power Systems, Inc.	116	53,908
Silergy Corp.	1,048	19,549
Silicon Laboratories, Inc. (a)	339	49,996
Taiwan Semiconductor Manufacturing Co. Ltd.	8,230	140,685
Teradyne, Inc.	434	43,786
Tokyo Electron Ltd.	106	36,485
Universal Display Corp.	231	26,671
		663,135
Software - 11.2%
Adobe, Inc. (a)	201	82,434
ANSYS, Inc. (a)	155	43,243
Atlassian Corp. PLC (a)	86	18,002
ATOSS Software AG	168	26,374
Bill.Com Holdings, Inc. (a)	259	34,986
Black Knight, Inc. (a)	686	45,056
Cadence Design Systems, Inc. (a)	352	65,500
Ceridian HCM Holding, Inc. (a)	817	44,747
Confluent, Inc. (a)	1,258	32,016
Constellation Software, Inc.	25	42,528
Coupa Software, Inc. (a)	488	31,925
CyberArk Software Ltd. (a)	225	29,279
Dassault Systemes SA	892	38,259
Fortnox AB	6,107	34,537
HubSpot, Inc. (a)	76	23,408
Microsoft Corp.	1,956	549,122
Ming Yuan Cloud Group Holdings Ltd.	8,326	7,647
Money Forward, Inc. (a)	393	10,189
Nemetschek Se	337	22,388
Netcompany Group A/S (a)(c)	232	12,932
Paycom Software, Inc. (a)	152	50,234
Roper Technologies, Inc.	116	50,654
Salesforce.com, Inc. (a)	410	75,448
SAP SE	459	42,812
ServiceNow, Inc. (a)	122	54,493
SimCorp A/S	231	17,158
Synopsys, Inc. (a)	199	73,133
Topicus.Com, Inc. (a)	323	18,476
Workday, Inc. Class A (a)	220	34,122
Xero Ltd. (a)	342	22,531
		1,633,633
TOTAL INFORMATION TECHNOLOGY		3,168,342
MATERIALS - 4.0%
Chemicals - 3.1%
Aica Kogyo Co. Ltd.	1,117	25,882
Air Products & Chemicals, Inc.	208	51,632
Asian Paints Ltd.	748	31,563
Ecolab, Inc.	289	47,734
Givaudan SA	9	31,344
Linde PLC	220	66,440
NOF Corp.	522	20,654
Quaker Houghton	196	31,793
Sherwin-Williams Co.	215	52,017
Shin-Etsu Chemical Co. Ltd.	254	32,536
Sika AG	146	36,075
Symrise AG	222	25,904
		453,574
Metals & Mining - 0.9%
First Quantum Minerals Ltd.	1,114	20,357
Freeport-McMoRan, Inc.	1,548	48,839
Lynas Rare Earths Ltd. (a)	4,812	29,591
Press Metal Bhd	23,327	25,529
		124,316
TOTAL MATERIALS		577,890
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	257	69,603
ARGAN SA	204	20,766
Big Yellow Group PLC	1,256	21,796
Embassy Office Parks (REIT)	7,363	33,812
Equinix, Inc.	83	58,410
Equity Lifestyle Properties, Inc.	695	51,096
Extra Space Storage, Inc.	267	50,602
Irish Residential Properties REIT PLC	16,250	22,488
National Storage REIT unit	18,384	32,147
Prologis (REIT), Inc.	538	71,317
Safestore Holdings PLC	1,798	24,961
Segro PLC	1,792	23,896
Summit Industrial Income REIT	1,486	21,619
Sun Communities, Inc.	301	49,352
Warehouses de Pauw	592	20,064
		571,929
Real Estate Management & Development - 1.0%
Ayala Land, Inc.	43,711	19,977
CBRE Group, Inc. (a)	572	48,975
Colliers International Group, Inc.	212	26,475
Longfor Properties Co. Ltd. (c)	5,931	19,795
Oberoi Realty Ltd.	3,181	36,652
		151,874
TOTAL REAL ESTATE		723,803
UTILITIES - 1.2%
Electric Utilities - 0.6%
NextEra Energy, Inc.	1,114	94,122
Gas Utilities - 0.3%
Nippon Gas Co. Ltd.	2,444	36,695
Water Utilities - 0.3%
American Water Works Co., Inc.	300	46,632
TOTAL UTILITIES		177,449
TOTAL COMMON STOCKS (Cost $13,862,250)		14,531,616

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.) (Cost $18,252)	71	31,602

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d) (Cost $2,933)	2,933	2,933

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $13,883,435)	14,566,151
NET OTHER ASSETS (LIABILITIES) - 0.3%	47,825
NET ASSETS - 100.0%	14,613,976

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,967 or 1.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	97,273	1,900,447	1,994,787	233	-	-	2,933	0.0%
Total	97,273	1,900,447	1,994,787	233	-	-	2,933

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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